SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                     VARIABLE ANNUITY ACCOUNT SEVEN

      POLARIS PLATINUM O-SERIES VARIABLE ANNUITY DATED DECEMBER 28, 2015

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                        FS VARIABLE SEPARATE ACCOUNT

      POLARIS PLATINUM O-SERIES VARIABLE ANNUITY DATED DECEMBER 28, 2015
_____________________________________________________________________________

The following is added to the OPTIONAL LIVING BENEFIT section of the prospectus under the heading General Information Applicable to the Living Benefit and also replaces the first paragraph under APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 10, 2014 of the prospectus:

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

- Prior to April 30, 2012, we will not accept subsequent Purchase
  Payments on or after the 5th contract anniversary from your contract issue date.

- On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

- On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan will be terminated on or about February 16, 2016.

The following is added to the DEATH BENEFITS section of the prospectus:

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

- Prior to April 30, 2012, we will not accept subsequent Purchase
  Payments on or after the 5th contract anniversary from your contract issue date.

- On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

- On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.



Dated:  March 3, 2016



              Please keep this Supplement with your Prospectus.